INTEREST EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
INTEREST EXPENSES
Schedule of interest expenses

	Year ended December 31,
	2020	2021	2022

	(HK$ in thousands)
Interest expenses for margin financing
Due to banks	45,545	125,002	74,397
Due to other licensed financial institutions	38,246	51,179	8,318
Interest expenses for securities borrowed
Due to clients	7,984	132,034	26,650
Due to brokers	13,853	18,624	183,138
Interest expenses for IPO financing
Due to banks	79,337	50,063	—
Due to other parties	125	—	—
Total	185,090	376,902	292,503